Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI		0.0150	0.0150
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI		0.0125	0.0125
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	4.22%
Post retirement welfare plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	4.05%